Organization and Business (Details) - Schedule of asset retirement obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of asset retirement obligations [Abstract]
Beginning Balance	$ 501	$ 474
Liabilities incurred	55
Liabilities settled	(37)
Accretion	71	27
Ending Balance	$ 590	$ 501